Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2023	€ (145,697)	€ 7,749	€ 2,123,074	€ (146)	€ 721	€ (2,277,095)
Net profit/(loss) for the period	(131,035)					(131,035)
Other comprehensive income/(loss), net of tax	63				63
Total comprehensive income/(loss)	(130,972)				63	(131,035)
Share-based payment (Note 7)	17,281					17,281
Transfer under stock incentive programs				28		(28)
Capital increase (Note 8)	21,209	69	21,140
Equity at Mar. 31, 2024	(238,179)	7,818	2,144,214	(118)	784	(2,390,877)
Equity at Dec. 31, 2024	(105,706)	8,149	2,444,175	(113)	1,783	(2,559,700)
Net profit/(loss) for the period	(94,626)					(94,626)
Other comprehensive income/(loss), net of tax	(75)				(75)
Total comprehensive income/(loss)	(94,701)				(75)	(94,626)
Share-based payment (Note 7)	25,558					25,558
Acquisition of treasury shares (Note 9)	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase (Note 8)	13,834	38	13,796
Equity at Mar. 31, 2025	€ (189,807)	€ 8,187	€ 2,457,971	€ (80)	€ 1,708	€ (2,657,593)